Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 5.10% Senior Notes	Dec. 31, 2012 5.10% Senior Notes	Jan. 20, 2005 5.10% Senior Notes	Dec. 31, 2013 4.50% Senior Notes	Dec. 31, 2012 4.50% Senior Notes	Dec. 10, 2010 4.50% Senior Notes
Debt Instrument [Line Items]
Unamortized discount	$ 36	$ 70		$ 2,186	$ 2,500
Debt instrument, interest rate	5.10%	5.10%	5.10%	4.50%	4.50%	4.50%